Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Share Based Compensation Expense
The Company has incentive awards for employees, Earnout RSRs and converted options. The below table summarizes share-based compensation expense for the years ended December 31, 2023, 2022 and 2021.

			(Unit: USD)
	2023	2022	2021
RSRs compensation expense in administrative expense	3,507	—	—
Converted option compensation in administrative expense	2,529,314	687,888	277,638

Total	2,532,821	687,888	277,638

Schedule of Fair Valued using Monte Carlo simulation
The RSRs are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

2023
Expected volatility	40%
Risk-Free interest rate	4.681%
Expected dividend yield	0%
Expected life (years)	3

Schedule of Stock Options Granted by the Company to the Executive Management and Employees
Details of stock options granted by the Company to the executive management and employees, including the President, Vice President, CEO, and CFO, for the year ended December 31, 2023, are as follows:

(Unit: USD, Share)
Classification	Description
Grant date	March 30, 2022
Total number of Captivision Korea Options (A) (*)	1,000,000
Terminated (B)	57,983
Outstanding of Captivision Korea Options (C = A - B) (**)	942,017
Exchange ratio (D)	0.8008
Captivision Korea Converted Options (E = C x D)	754,351
Granting method	Stock issue
Exercise price	4.84
Available period for exercise	March 30, 2024 ~ March 29, 2027

(*)
On March 30, 2022, Captivision Korea issued 1,000,000 shares of stock options with an exercise price of KRW 5,000 (USD 4.84). A total of 1,000,000 Captivision Korea options were granted by 2022, but 57,983 Captivision Korea options were terminated as of November 15, 2023.

(**)
On November 15, 2023, 942,017 outstanding Captivision Korea options were converted into 754,351 shares of Captivision Korea Converted Options, reflecting the exchange ratio. There were no options exercised as of December 2023.